UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its
               general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                  New York, NY                     08/05/05
---------------                  -------------                    --------
  [Signature]                    [City, State]                     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         71
Form 13F Information Table Value Total:         1,468,652
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10689                      Rockbay Capital Advisors, Inc.



                                TITLE OF                VALUE    SHARES/ SH/ PUT/   INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL   DSCRETN  MANAGERS       SOLE   SHARED   NONE

Affordable Residential Communi     COM    008273104      7585     568151 SH          DEFINED             01 568151
Altria Group                       COM    02209s103      6466     100000 SH          DEFINED             01 100000
Altria Group                       COM    02209s103     39766     615000 CALL        DEFINED             01 615000
Ameritrade Holdings Corp.          COM    03074k100      6048     325000 SH          DEFINED             01 325000
Aquila Inc.                        COM    03840p102     19133    5300000 SH          DEFINED             01 5300000
Ashland Inc.                       COM    044204105     25155     350000 SH          DEFINED             01 350000
Atlas America Inc.                 COM    049167109     23345     627714 SH          DEFINED             01 627714
Bearingpoint Inc.                  COM    074002106     11728    1600000 SH          DEFINED             01 1600000
Beverly Enterprises Inc.           COM    087851309     18142    1424000 SH          DEFINED             01 1424000
Beverly Enterprises Inc.           COM    087851309      2612     205000 CALL        DEFINED             01 205000
Blockbuster Inc.                   COM    093679108      7771     852100 SH          DEFINED             01 852100
Bowne & Co. Inc.                   COM    103043105     15545    1075000 SH          DEFINED             01 1075000
Brink's Co                         COM    109696104     26795     744300 SH          DEFINED             01 744300
Burlington Coat Factory            COM    121579106      8677     203500 SH          DEFINED             01 203500
Cablevision Systems Corp.          COM    12686c109      8855     275000 SH          DEFINED             01 275000
California Coastal Communities     COM    129915203     12030     350000 SH          DEFINED             01 350000
Callaway Golf Company              COM    131193104      6172     400000 SH          DEFINED             01 400000
Carrizo Oil and Gas Inc.           COM    144577103      2439     150000 SH          DEFINED             01 150000
Cendant Corp                       COM    151313103      6487     290000 CALL        DEFINED             01 290000
Cendant Corp                       COM    151313103     22706    1015000 SH          DEFINED             01 1015000
Cendant Corp                       COM    151313103     24495    1095000 PUT         DEFINED             01 1095000
Cenveo Inc.                        COM    15670s105     17101    2262000 SH          DEFINED             01 2262000
Cheniere Energy Inc.               COM    16411r208      5598     180000 SH          DEFINED             01 180000
Coinmach Service Corp-IDS          COM    19259w107     11382     845000 SH          DEFINED             01 845000
Collegiate Funding Services In     COM    19458m108     12036     825500 SH          DEFINED             01 825500
Comstock Resources Inc.            COM    205768203      2529     100000 CALL        DEFINED             01 100000
Comstock Resources Inc.            COM    205768203     27323    1080400 SH          DEFINED             01 1080400
Conseco Inc.                       COM    208464883     25529    1170000 CALL        DEFINED             01 1170000
Conseco Inc.                       COM    208464883       327      15000 SH          DEFINED             01 15000
Danielson Holding Corp             COM    236274106     23327    1916760 SH          DEFINED             01 1916760
Fairmont Hotels Resorts Inc.       COM    305204109     15325     440000 SH          DEFINED             01 440000
Federated Dept Stores Inc.         COM    31410h101     19771     269800 SH          DEFINED             01 269800
Fortune Brands Inc                 COM    349631101     35964     405000 SH          DEFINED             01 405000
Freescale Semiconductor Inc.       COM    35687m107     41180    1960000 SH          DEFINED             01 1960000
Gencorp Inc.                       COM    368682100     32742    1700000 SH          DEFINED             01 1700000
Gentek Inc.                        COM    37245x203      1264     126800 SH          DEFINED             01 126800
Guidant Corp                       COM    401698105     30622     455000 CALL        DEFINED             01 455000
ITT Educational Services Inc.      COM    45068b109       743      13900 SH          DEFINED             01 13900
Insight Communications Co.         COM    45768v108      2763     250000 SH          DEFINED             01 250000
Intrawest Corporation              COM    460915200     12842     533300 SH          DEFINED             01 533300
iShares Russell 2000 Index Fun     COM    464287655     81536    1280000 PUT         DEFINED             01 1280000
KNBT Bancorp Inc.                  COM    482921103      6261     414900 SH          DEFINED             01 414900
Kerr-McGee Corp                    COM    492386107     16788     220000 SH          DEFINED             01 220000
Kerr-McGee Corp                    COM    492386107     14499     190000 PUT         DEFINED             01 190000
Lions Gate Entertainment Corp.     COM    535919203     28138    2742500 SH          DEFINED             01 2742500
MEMC Electronic Materials Inc.     COM    552715104      9541     605000 SH          DEFINED             01 605000
MI Developments Inc.               COM    55304x104     19782     627000 SH          DEFINED             01 627000
Mission Resources Corp.            COM    605109107      3938     488000 SH          DEFINED             01 488000
Movie Gallery Inc.                 COM    624581104     26694    1010000 SH          DEFINED             01 1010000
NASDAQ 100 Trust                   COM    631100104     51492    1400000 PUT         DEFINED             01 1400000
NTL Inc.                           COM    62940m104     24973     365000 SH          DEFINED             01 365000
Nelnet Inc.                        COM    64031n108     25295     760300 SH          DEFINED             01 760300
NewAlliance Bancshares Inc.        COM    650203102      7841     558100 SH          DEFINED             01 558100
PetroHawk Energy Corp              COM    716495106      8728     808170 SH          DEFINED             01 808170
Proctor & Gamble                   COM    742718109     13810     261800 SH          DEFINED             01 261800
RCN Corp                           COM    749361200     19259     834100 SH          DEFINED             01 834100
Resource America Inc.              COM    761195205     27476     713100 SH          DEFINED             01 713100
S&P 500 Depository Receipts        COM    78462f103    150167    1260000 PUT         DEFINED             01 1260000
Sears Holding Corp.                COM    812350106      6744      45000 SH          DEFINED             01 45000
Southern Peru Copper Corp          COM    843611104     18957     442500 PUT         DEFINED             01 442500
Southern Union                     COM    844030106     22463     915000 SH          DEFINED             01 915000
Sprint Corp                        COM    852061100     42151    1680000 SH          DEFINED             01 1680000
Symantec Corp                      COM    871503108     27175    1250000 SH          DEFINED             01 1250000
Synagro Technologies Inc           COM    871562203     15823    3276000 SH          DEFINED             01 3276000
Telewest Global Inc.               COM    87956t107      7404     325000 SH          DEFINED             01 325000
Time Warner Inc.                   COM    887317105     22642    1355000 SH          DEFINED             01 1355000
Tyco International Ltd             COM    902124106     16060     550000 SH          DEFINED             01 550000
USA Mobility Inc.                  COM    90341g103     22607     770000 SH          DEFINED             01 770000
Walter Industries Inc.             COM    93317q105     36984     920000 SH          DEFINED             01 920000
Washington Group Intl Inc.         COM    938862208     28551     558500 SH          DEFINED             01 558500
Wendy's International Inc.         COM    950590109     44553     935000 SH          DEFINED             01 935000

                                           71                1468652


